Directors and staff costs	12 Months Ended
Dec. 31, 2022
Disclosure Of Directors And Staff Costs [Abstract]
Directors and staff costs
6.
Directors and staff costs

Staff costs, including Directors’ remuneration, during the year for the Group were as follows:

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Wages and salaries	14,760	10,837	6,656
Social security costs	1,434	1,491	827
Other pension costs	429	319	201
Share-based payments charge	10,252	8,632	4,395
Total aggregate remuneration	26,875	21,279	12,079

	Year ended December 31,
	2022	2021	2020
	Number	Number	Number
Research and development and related support services	88	66	39
Administration	28	26	26
Total average number of employees	116	92	65